As filed with the Securities and Exchange Commission on May 20, 2020

Securities Act File No. 333-208542

Investment Company Act File No. 811-23121

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 14	☑

(Check appropriate box or boxes.)

CLAYTON STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  303-333-3863

Byron D. Hittle

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, District of Columbia 20006

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

\

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, and State of Colorado, on the 20th day of May, 2020.

CLAYTON STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and Chief
Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Bruce L. Koepfgen	President and Chief Executive Officer	May 20, 2020
Bruce L. Koepfgen	(Principal Executive Officer)
/s/ Jesper Nergaard	Vice President, Chief Financial	May 20, 2020
Jesper Nergaard	Officer, Treasurer and Principal
Accounting Officer (Principal
Financial Officer and Principal
Accounting Officer)
Clifford J. Weber*	Chairman and Trustee	May 20, 2020
Clifford J. Weber
Maureen T. Upton*	Trustee	May 20, 2020
Maureen T. Upton
Jeffrey B. Weeden*	Trustee	May 20, 2020
Jeffrey B. Weeden
Richard C. Hoge*	Trustee	May 20, 2020
Richard C. Hoge

/s/ Jesper Nergaard

*By: Jesper Nergaard Attorney-in-Fact

Powers of Attorney, dated April 29, 2020, are incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 12, filed on Form N-1A with the SEC on April 29, 2020.

INDEX OF EXHIBITS

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase